PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 93.7%
Australia 2.4%
APA Group	1,738,670	$12,212,675
Transurban Group	1,112,139	11,719,009
		23,931,684
Canada 3.1%
Enbridge, Inc.	570,942	22,506,354
Pembina Pipeline Corp.	258,037	8,529,534
		31,035,888
France 11.0%
AXA SA	1,221,458	31,654,042
Cie Generale des Etablissements Michelin SCA	133,652	21,832,891
Sanofi	188,812	19,458,483
TotalEnergies SE, ADR	549,687	23,982,844
Veolia Environnement SA	450,758	14,812,060
		111,740,320
Germany 0.9%
BASF SE	112,468	8,851,809
Italy 1.9%
Enel SpA	2,120,620	19,672,902
Netherlands 1.0%
Akzo Nobel NV	82,991	10,268,098
South Korea 1.1%
Samsung Electronics Co. Ltd.	166,329	11,380,470
Spain 3.3%
Ferrovial SA	337,806	10,017,917
Iberdrola SA	1,990,089	23,953,634
		33,971,551
Switzerland 3.2%
Zurich Insurance Group AG	79,905	32,270,633
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280,695	32,740,265

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 4.4%
AstraZeneca PLC, ADR	276,241	$15,812,035
Linde PLC	95,412	29,328,694
		45,140,729
United States 58.2%
AbbVie, Inc.	267,508	31,111,180
American Campus Communities, Inc., REIT	609,822	30,680,145
Apple, Inc.	251,335	36,659,723
Bristol-Myers Squibb Co.	227,372	15,431,738
Caterpillar, Inc.	59,106	12,220,166
Corning, Inc.	269,129	11,265,740
D.R. Horton, Inc.	166,961	15,933,088
Deere & Co.	58,842	21,276,679
Dow, Inc.(a)	212,856	13,231,129
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	176,700
Home Depot, Inc. (The)	32,572	10,689,805
Johnson Controls International PLC	290,698	20,761,651
JPMorgan Chase & Co.	209,868	31,853,765
Lam Research Corp.	44,000	28,046,040
McDonald’s Corp.	53,995	13,105,127
MetLife, Inc.	440,602	25,422,735
Microsoft Corp.	94,399	26,895,219
PepsiCo, Inc.	121,986	19,145,703
PNC Financial Services Group, Inc. (The)	111,640	20,364,252
Procter & Gamble Co. (The)	62,093	8,831,487
Prologis, Inc., REIT	277,634	35,548,257
QUALCOMM, Inc.	216,533	32,436,643
Sempra Energy	111,945	14,625,614
Texas Instruments, Inc.	190,027	36,222,947
Truist Financial Corp.	329,787	17,950,306
Union Pacific Corp.	128,096	28,022,281
United Parcel Service, Inc. (Class B Stock)	56,513	10,814,328
Walmart, Inc.	102,929	14,672,529
Williams Cos., Inc. (The)	351,617	8,808,006
		592,202,983

Total Common Stocks (cost $701,735,422)		953,207,332

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks 5.4%
Canada 2.1%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23			267,008	$21,689,060
United States 3.3%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22(a)			150,622	7,571,768
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23			97,342	18,276,933
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)			4,872	7,807,916
				33,656,617

Total Preferred Stocks (cost $35,634,536)				55,345,677

Total Long-Term Investments (cost $737,369,958)				1,008,553,009
Short-Term Investments 1.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,368,380	1,368,380
PGIM Institutional Money Market Fund (cost $9,133,319; includes $9,132,051 of cash collateral for securities on loan)(b)(wa)	9,150,634	9,145,144

Total Short-Term Investments (cost $10,501,699)				10,513,524

TOTAL INVESTMENTS 100.1% (cost $747,871,657)				1,019,066,533
Liabilities in excess of other assets (0.1)%				(1,441,849)

Net Assets 100.0%				$1,017,624,684

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $176,700 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,045,787; cash collateral of $9,132,051 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $176,700 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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